Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our Compensation Committee reviews and approves annual equity award grants to our executive officers. Over the past several years, the practice of our Compensation Committee has been to conduct annual grants to our executive officers in the first quarter of each year. Our Compensation Committee does not time the disclosure of material nonpublic information to affect the value of executive compensation and does not grant options with the intent to take advantage of material nonpublic information. When approving awards, the Committee considers whether the Company is aware of material nonpublic information. Annual awards to members of our board of directors are made on the date of our annual meeting of stockholders, and awards to new hires or in connection with a promotion are generally made as of the date of hire/promotion. During 2025, we did not grant stock options to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, 10-Q or 8-K that discloses material nonpublic information.

Award Timing Method	Our Compensation Committee reviews and approves annual equity award grants to our executive officers. Over the past several years, the practice of our Compensation Committee has been to conduct annual grants to our executive officers in the first quarter of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false